CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 245,681	$ 130,811	$ 98,000
Number of cash-generating unit | segment	4
Mobile Apps
Disclosure of detailed information about intangible assets [line items]
Intangible asset, estimated useful life	4 years
Domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 108,508	$ 108,486